Additional Disclosures on Financial Instruments - Financial liabilities, by class (Details) - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022
Additional Disclosures on Financial Instruments
Carrying amount	€ 333,143	€ 63,433
AC | Non-current trade and other payables
Additional Disclosures on Financial Instruments
Carrying amount	1,850	3,483
Fair value	1,829	3,239
AC | Current trade and other payables
Additional Disclosures on Financial Instruments
Carrying amount	38,226	33,658
AC | Non-current other liabilities
Additional Disclosures on Financial Instruments
Carrying amount	19	21
Fair value	19	21
AC | Current other financial liabilities
Additional Disclosures on Financial Instruments
Carrying amount	1,004	4
FVTPL | Warrants | Level 1
Additional Disclosures on Financial Instruments
Carrying amount	3,085	1,162
Fair value	3,085	1,162
FVTPL | Warrants | Level 2
Additional Disclosures on Financial Instruments
Carrying amount	1,722	649
Fair value	1,722	649
FVTPL | Warrants | Level 3
Additional Disclosures on Financial Instruments
Carrying amount	287,237	24,456
Fair value	€ 287,237	€ 24,456